Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

7.           Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiaries operating in Hong Kong are subject to income taxes as described below.

The subsidiaries (then and now)operating in Hong Kong were subject to a two-tiered profits tax rates regime at the rate of 8.25%for the first HK$2,000 assessable profits and at 16.5% over HK$2,000 assessable profits for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future.  The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	HK$	HK$	HK$

Current tax
- Hong Kong	138	147	160
- Other countries	591	632	680
	729	779	840

7.           Income Taxes (Continued)

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	(2,867)	76	142
Current tax in other jurisdictions	591	632	681
Effect of income not chargeable for tax purpose	—	(15)	(3)
Effect of expenses not deductible for tax purpose	—	60	10
Tax effect of unused tax losses not recognized	3,005	26	10
	729	779	840